Loans and Allowance for Loan Losses, Broken Down by Portfolio Segment (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Loans
Individually evaluated	$ 10,127	$ 9,560
Collectively evaluated	762,388	694,972
Total	772,515	704,532
Allowance for Loan Losses
Individually evaluated	957	968
Collectively evaluated	5,790	5,127
Total	6,747	6,095	$ 5,728
Real Estate
Loans
Individually evaluated	9,782	9,282
Collectively evaluated	610,996	568,952
Total	620,778	578,234
Allowance for Loan Losses
Individually evaluated	882	922
Collectively evaluated	3,613	4,285
Total	4,495	5,207
Installment and Other
Loans
Individually evaluated	39	38
Collectively evaluated	19,591	18,610
Total	19,630	18,648
Allowance for Loan Losses
Individually evaluated	25	29
Collectively evaluated	1,332	146
Total	1,357	175
Commercial Financial And Agriculture
Loans
Individually evaluated	306	240
Collectively evaluated	131,801	107,410
Total	132,107	107,650
Allowance for Loan Losses
Individually evaluated	50	17
Collectively evaluated	845	696
Total	$ 895	$ 713